BUSINESS COMBINATION	12 Months Ended
Dec. 31, 2021
Business Combination and Asset Acquisition [Abstract]
BUSINESS COMBINATION	BUSINESS COMBINATION
As discussed in Note 1, on December 3, 2021, the Company consummated a business combination pursuant to the Business Combination Agreement (“BCA”) with THMA dated June 21, 2021. The Business Combination was accounted for as a reverse recapitalization in accordance with GAAP. Under this method of accounting, THMA, who was the legal acquirer, was treated as the “acquired” company for financial reporting purposes. Accordingly, the Business Combination was treated as the equivalent of Pear issuing stock for the net assets of THMA, accompanied by a recapitalization.
Upon the closing of the Business Combination, holders of Legacy Pear common stock received shares of Class A common stock in an amount determined by application of the exchange ratio of approximately 1.47 (the “Exchange Ratio”), which was based on Legacy Pear’s implied price per share prior to the Business Combination. For periods prior to the Business Combination, the reported share and per share amounts have been retroactively converted (“Retroactive Conversion”) by applying the Exchange Ratio. The consolidated assets, liabilities and results of operations prior to the Business Combination are those of Legacy Pear.
In addition, holders of Legacy Pear Common Shares (and Legacy Pear Preferred Shares who converted their shares into Legacy Pear Common Shares in connection with the Merger) received the contingent right to receive up to 12,395,625 additional Class A common stock (the “Earn-Out Shares”) upon the achievement of certain earn-out targets. The holders of Legacy Pear common stockholders can contingently receive up to 12,395,625 shares in the aggregate of additional Class A common stock in three equal tranches of 4,131,875 shares respectively, upon the Company achieving $12.50, $15.00, or $17.50, respectively, as its volume-weighted average price per share for any 20 trading days within a 30 consecutive trading day period (as adjusted for share splits, reverse share splits, share dividends, reorganizations, recapitalizations, reclassifications, combination, exchange of shares, or the like).
Further, the Company assumed the outstanding Public Warrants to purchase 9,199,944 shares of the Company’s Class A common stock at $11.50 per share and the outstanding Private Placement Warrants, held by LJ10 LLC, (the “Sponsor”) (the “Private Placement Warrants”) to purchase 5,013,333 shares of the Company’s Class A common stock at $11.50 per share. The Public and Private Placement Warrants expire five years after the completion of the Business Combination.
In connection with the Business Combination, the Company incurred approximately $32,779 of equity issuance costs, consisting of underwriting, legal, and other professional fees, $31,400 of which were recorded to additional paid-in capital as a reduction of proceeds and $1,379 of which was recorded as an expense in selling, general, and administrative expenses on the consolidated statement of comprehensive income.
See Note 7 for information on the Legacy Pear warrants that were exercised prior to the Business Combination.
The following table reconciles the elements of the Business Combination to the consolidated statement of cash flows and the consolidated statement of changes in equity:

Year Ended December 31, 2021
Cash - THMA trust and cash (net of redemptions)	$8,331
Cash - PIPE Investors and Forward Purchase Assignment	102,800
Cash - Forward Purchase Agreement (Anchor Investor)	63,870
Gross proceeds (excluding cash due at December 31, 2021 from the Trust Account)	175,001
Less: transaction costs and advisory fees paid	(30,700)
Net proceeds from the Business Combination	144,301
Less: warrant liabilities assumed	(16,487)
Less: repayment of note assumed in the Business Combination	(1,000)
Less: accrued transaction costs at December 31, 2021	(700)
Plus: cash receivable from Trust	345
Less: net liabilities assumed in the Business Combination	(146)
Reverse merger, net of transaction costs	$126,313
The number of shares of common stock outstanding immediately following the consummation of the business combination was as follows:

Class A Common Stock
THMA Public Shares	832,899
THMA Initial Stockholders	6,900,000
THMA Sponsor Shares	6,387,026
Shares Issued to PIPE Investors and Forward Purchase Assignment	10,280,000
Legacy Pear Equityholders(1)	113,399,293
Total shares of common stock immediately after business combination	137,799,218
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(1)The number of Legacy Pear shares was determined from the shares of Legacy Pear shares outstanding immediately prior to the closing of the Business Combination converted at the Exchange Ratio of approximately 1.47. All fractional shares were rounded down.
Public Warrants and Private Placement Warrants
As of the Closing Date, the total value of the liability associated with the Public and Private Placement Warrants was $16,487 measured at fair value based on the public warrant quoted price. The Company concluded the warrants met the definition of a liability and have been classified as such on the balance sheet in accordance with the accounting policy described within Note 2. At December 31, 2021, the fair value of the warrant liability was $8,528. See Note 10 for further information on the Public and Private Placement Warrants.
Earn-Out Liabilities
The Company accounts for the potential issuance of the Earn-Out Shares as a contingent consideration arrangement, a liability for which was initially valued and recorded at $95,401, which was estimated by using a Monte Carlo Simulation Method for each earn out period. Key inputs and assumptions used in this were the Company’s stock price, expected term, volatility, the risk-free rate, and dividend yield. Some of these inputs are Level 3 assumptions that are updated each reporting period as the earn-out liabilities are recorded at fair value on a recurring basis. The Company revalued the earn-out liabilities as of December 31, 2021 and determined the fair value to be $48,363. The change in the fair value of the earn-out liabilities were recorded in other income (expense) on the statement of operations.